Capital and Funding - Reconciliation of Liabilities Arising from Financing Activities (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Gain loss on termination and modifications of leases	€ 30	€ 17
Overdrafts [member]
Disclosure of financial liabilities [line items]
Cash movement	€ 10	€ 64